FLOW THROUGH SHARE PREMIUM - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Flow Through Share Premium [Line Items]
Expenditure incurred in qualifying CEE	$ 66,727,234	$ 33,254,971
Amortization of flow-through liabilities	17,165,846	6,617,730
Flow-through share premium	$ 20,063,350	$ 22,729,196	$ 185,431
Tax deduction	100.00%
Less than one year
Flow Through Share Premium [Line Items]
Flow-through share premium	$ 5,563,350
Spend for satisfy remaining flow-through obligations	21,193,715
Within two years
Flow Through Share Premium [Line Items]
Flow-through share premium	14,500,000
Spend for satisfy remaining flow-through obligations	$ 50,000,000